Consolidated Condensed Interim Balance Sheets (Unaudited) (USD $)	Mar. 31, 2015	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 3,006,598	$ 4,759,711	$ 4,136,803	$ 17,782
Taxes and other receivables	49,044	9,572	11,062	45,499
Prepaid expenses	357,639	234,627	170,883	28,778
Deferred costs				90,771
Assets, total	3,413,281	5,003,910	4,318,748	182,830
Current liabilities
Accounts payable and accrued liabilities	486,175	244,906	140,457	677,615
Related party payables	43,503	54,960	109,030	447,777
Current liabilities, total	529,678	299,866	249,487	1,125,392
Loan payable to Valent		276,439	272,372	264,352
Stock option liability	179,445	217,759	212,561
Derivative liability	1,487,137	3,329,367	4,402,306	121,000
Liabilities, total	2,196,260	4,123,431	5,136,726	1,510,744
Stockholders' Equity
Preferred stock Authorized 5,000,000 shares, $0.001 par value Issued and outstanding 278,530 Series A shares at March 31, 2015 (June 30, 2014 - none) 1 special voting share at March 31, 2015 (June 30, 2014 - 1)	278,530
Common stock Authorized 200,000,000 shares, $0.001 par value Issued and outstanding 39,455,931 at March 31, 2015 (June 30, 2014 -35,992,343)	39,456	35,992	31,535	13,050
Additional paid-in capital	17,455,279	13,286,278	8,791,715	2,326,885
Warrants	6,138,426	6,200,445	6,202,100	153,106
Accumulated deficit	(22,715,848)	(18,663,414)	(15,864,506)	(3,842,133)
Accumulated other comprehensive income	21,178	21,178	21,178	21,178
Stockholders' equity, total	1,217,021	880,479	(817,978)	(1,327,914)
Liabilities and equity, total	$ 3,413,281	$ 5,003,910	$ 4,318,748	$ 182,830